Financial Liabilities	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Financial Liabilities
12.
Financial Liabilities
(a)
Details of financial liabilities as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Current
Short-term borrowings	~~W~~	969,595	810,718
Current portion of long-term borrowings		4,907,390	2,548,958
Current portion of bonds		611,882	398,223
Derivatives (*)		3,762	4,066
Lease liabilities		34,821	36,429
Total	~~W~~	6,527,450	3,798,394
Non-current
Long-term borrowings	~~W~~	7,535,290	8,781,368
Bonds		525,957	124,871
Derivatives (*)		7,006	5,487
Lease liabilities		23,154	23,249
Total	~~W~~	8,091,407	8,934,975

(*) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.

(b)
Details of short-term borrowings as of December 31, 2024 and 2025 are as follows:

(In millions of won)
Description	Annual interest rate as of December 31, 2025 (%)	December 31, 2024		December 31, 2025
Working capital and others	3.60~5.72	~~W~~	969,595	810,718

(c)
Details of Korean won denominated long-term borrowings as of December 31, 2024 and 2025 are as follows:

(In millions of won)
Description	Latest maturity date	Annual interest rate as of December 31, 2025 (%)	December 31, 2024		December 31, 2025
Facility capital and others	January 2026 ~ March 2030	3.46~5.65	~~W~~	4,668,538	4,000,423
Less: current portion				(1,861,000)	(1,190,000)
			~~W~~	2,807,538	2,810,423

12.
Financial Liabilities, Continued
(d)
Details of foreign currency denominated long-term borrowings as of December 31, 2024 and 2025 are as follows:

(In millions of won, USD and CNY)
Description	Latest maturity date	Annual interest rate as of December 31, 2025 (%)	December 31, 2024		December 31, 2025
Facility capital and others	January 2026 ~ July 2029	2.03~6.27	~~W~~	7,774,142	7,329,903
Foreign currency equivalent of foreign currency borrowings				USD 2,528 CNY 20,164	USD 2,350 CNY 19,332
Less: current portion				(3,046,390)	(1,358,958)
			~~W~~	4,727,752	5,970,945

(e)
Details of bonds issued and outstanding as of December 31, 2024 and 2025 are as follows:

(In millions of won and USD)	Maturity	Annual interest rate as of December 31, 2025 (%)	December 31, 2024		December 31, 2025
Korean won denominated bonds at amortized cost (*1)
Publicly issued bonds	September 2026 ~ February 2027	2.79~3.66	~~W~~	655,000	335,000
Privately issued bonds	January 2026	7.25		337,000	45,000
Less: discount on bonds				(705)	(257)
Less: current portion				(611,882)	(254,872)
Subtotal			~~W~~	379,413	124,871
Foreign currency denominated bonds at amortized cost (*2)
Privately issued bonds	April 2026	5.76	~~W~~	147,000	143,490
Foreign currency equivalent of foreign currency denominated bonds				USD 100	USD 100
Less: discount on bonds				(456)	(139)
Less: foreign currency equivalent of discount on bonds of foreign currency denominated bonds				USD (0)	USD (0)
Less: current portion				—	(143,351)
Subtotal			~~W~~	146,544	—
Total			~~W~~	525,957	124,871

(*1) Principal of the won denominated bonds is to be repaid at maturity and interest is paid quarterly.

(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interest is paid quarterly.